Basis of Presentation and Summary of Significant Accounting Policies - Prepaid expenses and other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash		$ 0.4
Prepaid income taxes	$ 10.4	$ 0.9
Maximum
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 0.1